INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current
Restricted short-term deposit	$ 197,197	$ 265,123
US Treasury bills	8,941,972
Mutual funds	421,572	2,913,519
Other investments	3,580,328	2,222,491
Other financial assets	13,141,069	5,401,133
Non-current
Shares of Bioceres S.A.	444,686	444,870
Other marketable securities	635,261	174,971
Other financial assets	$ 1,079,947	$ 619,841